SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFITS) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total current tax provision					$ 4,409,589	$ 1,549,333
Total deferred tax provision
Income tax provision	$ 1,232,629	$ 1,092,547	$ 3,392,587	$ 4,331,499	4,409,589	1,549,333
PRC [Member]
Total current tax provision					4,409,589	1,549,333
BVI [Member]
Total deferred tax provision
HONG KONG
Total deferred tax provision
CHINA
Total deferred tax provision